Preparation of financial statements (Details) € in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Net loss	€ (753)	€ (8,329)	€ (10,586)		€ (15,481)	€ (13,978)
Negative cash flows from operating activities	(1,724)	(1,757)	€ (6,537)		€ (6,598)	€ (6,592)
Increase in shares issued (in shares) | shares			2,190,711	2,190,711
Proceeds from issue of ordinary shares in the form of ADS		€ 18,153	€ 26,600	$ 32.0
Other financial liabilities	15,198		€ 14,882
European Investment Bank
Disclosure of detailed information about borrowings [line items]
Bank borrowings carrying amount	14,600
Maximum borrowing capacity	€ 10,000